TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
Trade Receivables
Schedule of Trade Receivables

	December 31,
	2021	2022	2022
	CNY	CNY	US$

Non-current
Trade receivables from construction contracts	17,033	13,128	1,904
Less: Impairment allowance	(7,532)	(2,608)	(379)
Total of Non-current trade receivables	9,501	10,520	1,525

Current
Trade receivables from service concession agreement	11,252	22,927	3,324
Trade receivables from construction contracts	40,356	34,850	5,052
Less: Impairment allowance	(10,082)	(11,017)	(1,597)
Total of current trade receivables	41,526	46,760	6,779

Total	51,027	57,280	8,304

Schedule of Aging Analysis of Trade Receivables

	December 31,
	2021	2022	2022
	CNY	CNY	US$

Within 1 year	19,026	18,401	2,667
Between 1-2 years	5,106	13,896	2,015
Between 2-3 years	12,796	4,518	655
Over 3 years	14,099	20,465	2,967

Total	51,027	57,280	8,304

Schedule of the movement in the loss allowance for trade receivables

	December 31,
	2021	2022	2022
	CNY	CNY	US$

Beginning of the year	13,774	17,614	2,554
(Reversal)/provision for expected credit losses, net	3,840	(3,989)	(578)

End of the year	17,614	13,625	1,976

Schedule of impairment

	Past due
	Current	Within 1 year	1-2 years	2-3 years	Over 3 years		Total
As of December 31, 2021:
Expected credit loss rate:		6%	26%	13%	48%		26%
Gross carrying amount (CNY)	3,670	16,311	6,865	14,712	27,083		68,641
Impairment allowances (CNY)		955	1,759	1,916 (i)	12,984	(ii)	17,614

As of December 31, 2022:
Expected credit loss rate:		0%	9%	29%	34%		19%
Gross carrying amount (CNY)	—	18,406	15,195	6,399	30,905		70,905
Impairment allowances (CNY)		5	1,299	1,881	10,440	(ii)	13,625
Impairment allowances (US$)		1	188	273	1,514		1,976

(i)	The impairment allowances included CNY221 as of December 31, 2021, for specific trade receivables which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts in full.

(ii)	The impairment allowances included an amount of CNY4,646 and CNY4,600 (US$667) as of December 31, 2021 and 2022, respectively, for specific trade receivables which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts in full.